Financial Instruments (Tables) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary of Outstanding Forward Foreign Exchange Contracts
As of December 31, 2023, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 20 months from December 31, 2023):

December 31, 2023
Foreign Currency	Foreign Currency Amount		US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)		(Amounts in millions)
British Pound Sterling	0.4 GBP	in exchange for	$0.4	0.82 GBP
Czech Koruna	180.0 CZK	in exchange for	$8.1	22.13 CZK
Euro	15.3 EUR	in exchange for	$15.4	1.10 EUR
Canadian Dollar	29.5 CAD	in exchange for	$1.0	1.34 CAD
Mexican Peso	35.9 MXN	in exchange for	$1.7	20.52 MXN
South African Rand	53.2 ZAR	in exchange for	$2.9	18.95 ZAR

As of March 31, 2023, the Company had the following outstanding forward foreign exchange contracts (all outstanding contracts have maturities of less than 30 months from March 31, 2023):

March 31, 2023
Foreign Currency	Foreign Currency Amount			US Dollar Amount	Weighted Average Exchange Rate Per $1 USD
	(Amounts in millions)			(Amounts in millions)
British Pound Sterling	3.1	GBP	in exchange for	$2.3	1.33	GBP
Czech Koruna	180.0	CZK	in exchange for	$8.6	20.88	CZK
Euro	11.0	EUR	in exchange for	$10.0	1.10	EUR
Canadian Dollar	5.1	CAD	in exchange for	$3.6	1.42	CAD
Polish Zloty	8.0	PLN	in exchange for	$1.8	4.33	PLN
Mexican Peso	237.8	MXN	in exchange for	$12.6	18.86	MXN

Summary of Derivative Instruments Designated As Cash Flow Hedges
Designated Cash Flow Hedges.
As of December 31, 2023 and March 31, 2023, the Company had the following pay-fixed
interest rate swaps which have been designated as cash flow hedges outstanding (all related to the Company’s SOFR-based debt, see Note 6 and Note 7):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025	(1)
June 25, 2018	$200.0	2.723%	March 23, 2025	(1)
July 31, 2018	$300.0	2.885%	March 23, 2025	(1)
December 24, 2018	$50.0	2.744%	March 23, 2025	(1)
December 24, 2018	$100.0	2.808%	March 23, 2025	(1)
December 24, 2018	$50.0	2.728%	March 23, 2025	(1)

Total	$1,700.0

(1)	Represents the “Re-designated Swaps” as described in the May 2022 Transactions section below that were previously not designated cash flow hedges at March 31, 2022.

Designated Cash Flow Hedges at March
 31,
2022:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date (1)
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 19, 2020	$700.0	1.923%	March 23, 2030 (2)(3)
May 19, 2020	$350.0	2.531%	March 23, 2027 (2)(3)
June 15, 2020	$150.0	2.343%	March 23, 2027 (2)(3)
August 14, 2020	$200.0	1.840%	March 23, 2030 (2)(3)

Total	$1,700.0

(1)	Subject to a mandatory early termination date of March 23, 2025.
(2)	These pay-fixed interest rate swaps were considered hybrid instruments with a financing component (debt host) and an embedded at-market derivative that was designated as a cash flow hedge.
(3)	Terminated in May 2022, see May 2022 Transactions description below.

Summary of Derivative Instruments Not Designated As Cash Flow Hedges
Not Designated Cash Flow Hedges at March
 31, 2022:

Pay-Fixed Receive-Variable (1)			Offsetting Pay-Variable Receive-Fixed (1)
Effective Date	Notional Amount	Fixed Rate Paid	Effective Date	Notional Amount	Fixed Rate Received	Maturity Date
	(in millions)			(in millions)
May 23, 2018	$700.0	2.915% (3)	May 19, 2020	$700.0	2.915% (2)	March 24, 2025
June 25, 2018	$200.0	2.723% (3)	August 14, 2020	$200.0	2.723% (2)	March 23, 2025
July 31, 2018	$300.0	2.885% (3)	May 19, 2020	$300.0	2.885% (2)	March 23, 2025
December 24, 2018	$50.0	2.744% (3)	May 19, 2020	$50.0	2.744% (2)	March 23, 2025
December 24, 2018	$100.0	2.808% (3)	June 15, 2020	$100.0	2.808% (2)	March 23, 2025
December 24, 2018	$50.0	2.728% (3)	June 15, 2020	$50.0	2.728% (2)	March 23, 2025

Total	$1,400.0		Total	$1,400.0

(1)
During the fiscal year ended March 31, 2021, the Company completed a series of transactions to amend and extend certain interest rate swap agreements, and as part of these transactions, the $1.4 billion pay-fixed
receive-variable interest rate swaps presented in the table above were de-designated,
and the Company entered into $1.4 billion of
pay-variable
receive-fixed interest rate swaps, as presented in the table above, which are designed to offset the terms of the $1.4 billion of pay-fixed
receive-variable swaps in the table above. At the time of the de-designation
of the above $1.4 billion in
pay-fixed
receive-variable interest rate swaps, there was approximately $163.0 million of unrealized losses recorded in accumulated other comprehensive income (loss). This amount is being amortized to interest expense through the remaining term of the de-designated
swaps unless it becomes probable that the cash flows originally hedged will not occur, in which case the proportionate amount of the loss will be recorded to interest expense at that time. The $1.4 billion of pay-fixed
receive-variable interest rate swaps
de-designated
as cash flow hedges and the $1.4 billion of offsetting
pay-variable
receive-fixed swaps were marked to market with changes in fair value recognized, along with the fixed and variable payments on these swaps, in interest expense, which netted to an immaterial amount.

(2)	Terminated in May 2022, see May 2022 Transactions description below.
(3)	Re-designated in May 2022, see May 2022 Transactions description below.

Summary of Fixed Interest Rate Swaps Predesignated Cash Flow Hedges
Designated Cash Flow Hedges at March
 31,
2023
:

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
May 23, 2018	$300.0	2.915%	March 24, 2025
May 23, 2018	$700.0	2.915%	March 24, 2025 (1)
June 25, 2018	$200.0	2.723%	March 23, 2025 (1)
July 31, 2018	$300.0	2.885%	March 23, 2025 (1)
December 24, 2018	$50.0	2.744%	March 23, 2025 (1)
December 24, 2018	$100.0	2.808%	March 23, 2025 (1)
December 24, 2018	$50.0	2.728%	March 23, 2025 (1)

Total	$1,700.0

(1)	Represents the Re-designated Swaps as described in the May 2022 Transactions section above that were previously not designated cash flow hedges at March 31, 2022.

Summary of Financial Statement Effect of Derivatives	The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying unaudited condensed combined statements of operations and comprehensive income (loss) for nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$(7.3)	$7.4
Loss reclassified from accumulated other comprehensive income (loss) into direct operating expense	(2.5)	(0.7)
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$24.7	$87.8
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	31.5	(5.7)
Derivatives not designated as cash flow hedges:
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(5.5)	$(9.9)
Total direct operating expense on combined statements of operations	$1,306.0	$1,687.9
Total interest expense on combined statements of operations	$157.1	$117.8
The following table presents the
pre-tax
effect of the Company’s derivatives on the accompanying combined statements of operations and comprehensive income (loss) for the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts
Gain (loss) recognized in accumulated other comprehensive income (loss)	$1.7	$1.7	$(1.0)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense	(0.3)	(0.2)	0.2
Interest rate swaps
Gain recognized in accumulated other comprehensive income (loss)	$81.1	$66.5	$72.0
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	1.4	(15.0)	(20.0)
Derivatives not designated as cash flow hedges:
Forward exchange contracts
Gain recognized in direct operating expense	$—	$—	$0.3
Interest rate swaps
Loss reclassified from accumulated other comprehensive income (loss) into interest expense	$(11.8)	$(33.8)	$(28.3)
Total direct operating expense on combined statements of operations	$2,207.9	$1,922.1	$1,220.0
Total interest expense on combined statements of operations	$162.6	$115.0	$109.7

Summary of Balance Sheets Related to the Company's Use of Derivatives
As of December 31, 2023 and March 31, 2023, the Company had the following amounts recorded in the accompanying unaudited condensed combined balance sheets related to the Company’s use of derivatives:

	December 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities	Other Non- Current Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$—	$—	$2.1	$—
Interest rate swaps	—	34.2	—	—

Fair value of derivatives	$—	$34.2	$2.1	$—

	March 31, 2023
	Other Current Assets	Other Non- Current Assets	Other Accrued Liabilities	Other Non- Current Liabilities
	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1	$—
Interest rate swaps	—	41.1	—	—

Fair value of derivatives	$2.9	$41.1	$0.1	$—

As of March 31, 2023 and 2022, the Company had the following amounts recorded in the accompanying combined balance sheets related to the Company’s use of derivatives:

	March 31, 2023
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$2.9	$—	$0.1	$—
Interest rate swaps	—	41.1	—	—

Fair value of derivatives	$2.9	$41.1	$0.1	$—

	March 31, 2022
	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities

	(Amounts in millions)
Derivatives designated as cash flow hedges:
Forward exchange contracts	$3.5	$—	$2.8	$—
Interest rate swaps	—	109.1	—	(39.4)
Derivatives not designated as cash flow hedges:
Interest rate swaps (1)	—	(77.1)	—	56.8

Fair value of derivatives	$3.5	$32.0	$2.8	$17.4

(1)
Includes $88.1 million and $46.0 million included in other
non-current
assets and other
non-current
liabilities, respectively, representing the financing element (debt host) of certain hybrid instruments, which was offset by the pay-variable
receive-fixed interest rate swaps outstanding at March 31, 2022.